Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2021	2020

Non-cash employee benefit charges	162	160
Net gains on foreign exchange and derivative financial instruments	(8)	(28)
Revaluation of Refinitiv warrants (see note 19)	(9)	(82)
Fair value adjustments (see note 5)	(8)	(10)
Other (1)	(2)	(163)
	135	(123)
(1)
The 2020
period includes a $119 million gain related to an amendment to the Company’s U.S. pension plan. See note 26
.

Details of Changes in Working Capital and Other Items
Details of
“Changes in working capital and other items” are as follows:

	Year ended December 31,

	2021	2020
Trade and other receivables	76	29
Prepaid expenses and other current assets	(66)	8
Other financial assets	(10)	2
Payables, accruals and provisions	83	(133)
Deferred revenue	36	19
Other financial liabilities	10	(2)
Income taxes (1)	773	250
Other	(70)	(71)
	832	102
(1)
The 2021
period reflects current tax liabilities that were recorded on the LSEG transaction and subsequent sale of LSEG shares (see note 8)
, for which the tax payments are included in investing activities.

Details of Income Taxes Paid
Details of income taxes (paid) received are as follows:

	Year ended December 31,

	2021	2020
Operating activities - continuing operations	(172)	(52)
Operating activities - discontinued operations	(2)	2
Investing activities - continuing operations	(850)	(114)
Investing activities - discontinued operations (1)	(42)	-
Total income taxes paid	(1,066)	(164)
(1)
Reflects payments made to HMRC (see note 30)
.